Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® International Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC, FIL Investment Advisors (FIA), and Geode Capital Management, LLC on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Annual Operating Expenses" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)(a)	0.65%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.45%
Acquired fund fees and expenses	0.01%
Total annual operating expenses(b)	1.11%
Fee waiver and/or expense reimbursement(a)	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	1.01%

(a)  Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00%. This arrangement will remain in effect through April 30, 2018. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

(b)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$103
3 years	$331
5 years	$590
10 years	$1,332

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers (the Adviser) is the fund's manager. Arrowstreet Capital, Limited Partnership (Arrowstreet), Causeway Capital Management LLC (Causeway), FIAM LLC (FIAM), FIL Investment Advisors (FIA), Geode Capital Management, LLC (Geode), Massachusetts Financial Services Company (MFS), Thompson Siegel & Walmsley, LLC (TS&W), and William Blair Investment Management, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. Arrowstreet, FIA, Geode, and TS&W have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

FIA, at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, FIA had approximately $4.5 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund's assets to manage.

Other investment advisers have been retained to assist FIA with foreign investments:

FIA (UK), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, has been retained to serve as a sub-subadviser for the fund. As of June 30, 2016, FIA (UK) had approximately $4.8 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund's assets to manage.

STG-16-02 1.954793.114	November 3, 2016

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class L and Class N
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Emerging Markets Fund of Funds, shareholders approved new sub-advisory agreements with FIAM LLC and FIL Investment Advisors (FIA) on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), FIAM LLC (FIAM), FIL Investment Advisors (FIA), M&G Investment Management Limited (M&G), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. Acadian, FIAM, FIL, M&G, and Somerset Capital have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, M&G, at Laurence Pountney Hill, London EC4R 0HH, and Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future.

RMF-L-RMF-N-16-02 1.9864364.104	November 3, 2016

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
Class F
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Income Opportunities Fund of Funds, shareholders approved a new sub-advisory agreement with FIAM LLC on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. FIAM LLC (FIAM) has been retained to serve as a sub-adviser for the fund.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

The Adviser has currently retained FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917 to serve as sub-adviser for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to FIAM or one or more unaffiliated sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

ODF-F-16-02 1.965095.102	November 3, 2016

Supplement to the
Strategic Advisers® International Fund
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® International Fund, shareholders approved new sub-advisory agreements with FIAM LLC, FIL Investment Advisors (FIA), and Geode Capital Management, LLC on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers (the Adviser) is the fund's manager. Arrowstreet Capital, Limited Partnership (Arrowstreet), Causeway Capital Management LLC (Causeway), FIAM LLC (FIAM), FIL Investment Advisors (FIA), Geode Capital Management, LLC (Geode), Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley, LLC (TS&W), and William Blair Investment Management, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. FIAM, FIA, and Geode, have not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund's assets to manage.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

FIA, at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, FIA had approximately $4.5 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund's assets to manage.

Other investment advisers have been retained to assist FIA with foreign investments:

FIA (UK), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, has been retained to serve as a sub-subadviser for the fund. As of June 30, 2016, FIA (UK) had approximately $4.8 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund's assets to manage.

SIT-16-02 1.923440.111	November 3, 2016

Supplement to the
Strategic Advisers® Income Opportunities Fund
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Income Opportunities Fund, shareholders approved a new sub-advisory agreement with FIAM LLC on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. FIAM LLC (FIAM) has been retained to serve as a sub-adviser for the fund.

FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

The Adviser has currently retained FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917 to serve as sub-adviser for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to FIAM or one or more unaffiliated sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

SRQ-16-02 1.9870908.101	November 3, 2016

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class F
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Emerging Markets Fund of Funds, shareholders approved new sub-advisory agreements with FIAM LLC and FIL Investment Advisors (FIA) on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), FIAM LLC (FIAM), FIL Investment Advisors (FIA), M&G Investment Management Limited (M&G), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund.

The following information replaces existing information found in the "Fund Management" section.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, M&G, at Laurence Pountney Hill, London EC4R 0HH, and Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future.

RMF-F-16-02 1.965096.105	November 3, 2016

Supplement to the
Strategic Advisers® Emerging Markets Fund
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Emerging Markets Fund, shareholders approved new sub-advisory agreements with FIAM LLC and FIL Investment Advisors (FIA) on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), FIAM LLC (FIAM), FIL Investment Advisors (FIA), M&G Investment Management Limited (M&G), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. FIA has not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

FIA, at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, FIA had approximately $4.5 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund’s assets to manage.

Other investment advisers have been retained to assist FIA with foreign investments:

FIA (UK), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, FIA(UK) had approximately $4.8 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund’s assets to manage.

SAE-16-03 1.922892.108	November 3, 2016

Supplement to the
Strategic Advisers® International II Fund
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® International II Fund, shareholders approved new sub-advisory agreements with FIAM LLC, FIL Investment Advisors (FIA), and Geode Capital Management, LLC on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers (the Adviser) is the fund's manager. FIAM LLC (FIAM), FIL Investment Advisors (FIA), and Geode Capital Management, LLC (Geode) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. FIA and Geode have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016 , Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

FIA, at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, FIA had approximately $4.5 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund's assets to manage.

Other investment advisers have been retained to assist FIA with foreign investments:

FIA (UK), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, has been retained to serve as a sub-subadviser for the fund. As of June 30, 2016, FIA (UK) had approximately $4.8 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund's assets to manage.

SIL-16-03 1.919460.106	November 3, 2016

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class F
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® International Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC, FIL Investment Advisors (FIA), and Geode Capital Management, LLC on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers (the Adviser) is the fund's manager. Arrowstreet Capital, Limited Partnership (Arrowstreet), Causeway Capital Management LLC (Causeway), FIAM LLC (FIAM), FIL Investment Advisors (FIA), Geode Capital Management, LLC (Geode), Massachusetts Financial Services Company (MFS), Thompson Siegel & Walmsley, LLC (TS&W), and William Blair Investment Management, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

FIA, at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, FIA had approximately $4.5 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund's assets to manage.

Other investment advisers have been retained to assist FIA with foreign investments:

FIA (UK), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, has been retained to serve as a sub-subadviser for the fund. As of June 30, 2016, FIA (UK) had approximately $4.8 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Management" section.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Strategic Advisers® International Multi-Manager Fund	Class F
Rate	0.91%

STG-F-16-02 1.963582.110	November 3, 2016

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Income Opportunities Fund of Funds, shareholders approved a new sub-advisory agreement with FIAM LLC on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. FIAM LLC (FIAM) has been retained to serve as a sub-adviser for the fund.

FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

The Adviser has currently retained FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917 to serve as sub-adviser for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to FIAM or one or more unaffiliated sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

ODF-16-02 1.954795.104	November 3, 2016

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® International Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC, FIL Investment Advisors (FIA), and Geode Capital Management, LLC on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Annual Operating Expenses" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class L	Class N
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)(a)	0.65%	0.65%
Distribution and/or Service (12b-1) fees	None	0.25%
Other expenses	0.46%	0.45%
Acquired fund fees and expenses	0.01%	0.01%
Total annual operating expenses(b)	1.12%	1.36%
Fee waiver and/or expense reimbursement(a)	0.11%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	1.01%	1.26%

(a)  Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse Class L and Class N of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00% for Class L and 1.25% for Class N. These arrangements will remain in effect through April 30, 2018. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.

(b)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Class L	Class N
1 year	$103	$128
3 years	$332	$409
5 years	$593	$723
10 years	$1,341	$1,616

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers (the Adviser) is the fund's manager. Arrowstreet Capital, Limited Partnership (Arrowstreet), Causeway Capital Management LLC (Causeway), FIAM LLC (FIAM), FIL Investment Advisors (FIA), Geode Capital Management, LLC (Geode), Massachusetts Financial Services Company (MFS), Thompson Siegel & Walmsley, LLC (TS&W), and William Blair Investment Management, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. Arrowstreet, FIA, Geode, and TS&W have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

FIA, at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, FIA had approximately $4.5 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund's assets to manage.

Other investment advisers have been retained to assist FIA with foreign investments:

FIA (UK), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, has been retained to serve as a sub-subadviser for the fund. As of June 30, 2016, FIA (UK) had approximately $4.8 billion in discretionary assets under management. FIA has not currently been allocated a portion of the fund's assets to manage.

STG-L-STG-N-16-02 1.9586944.108	November 3, 2016

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Emerging Markets Fund of Funds, shareholders approved new sub-advisory agreements with FIAM LLC and FIL Investment Advisors (FIA) on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), FIAM LLC (FIAM), FIL Investment Advisors (FIA), M&G Investment Management Limited (M&G), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. Acadian, FIAM, FIL, M&G, and Somerset Capital have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, M&G, at Laurence Pountney Hill, London EC4R 0HH, and Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future.

RMF-16-02 1.948110.108	November 3, 2016

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
Class L and Class N
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Income Opportunities Fund of Funds, shareholders approved a new sub-advisory agreement with FIAM LLC on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. FIAM LLC (FIAM) has been retained to serve as a sub-adviser for the fund. FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

The Adviser has currently retained FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917 to serve as sub-adviser for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to FIAM or one or more unaffiliated sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

ODF-L-ODF-N-16-02 1.9870907.101	November 3, 2016